Commitments and contingencies - Lease balances (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating lease right-of-use assets	$ 25.8	$ 27.4
Current lease liabilities	9.6	8.3
Non-current lease liabilities	$ 18.0	$ 21.0
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:OtherAssets	us-gaap:OtherAssets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilities	us-gaap:OtherLiabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilities	us-gaap:OtherLiabilities